REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue and revenue from segments

USDm	2023	2022	2021
Disaggregation of revenue
Transportation of refined oil products	1,491.4	1,440.4	619.5
Scrubbers and related services	21.7	1.2	—
Welding and mounting	5.3	1.1	—
Others	2.0	0.7	—
Total revenue	1,520.4	1,443.4	619.5
Tanker segment	1,491.4	1,440.4	619.5
Marine Exhaust segment	48.0	5.9	—
Intersegment elimination	(19.0)	(2.9)	—
Total revenue	1,520.4	1,443.4	619.5

Schedule of customer contract balances

USDm	2023	2022	2021
Customer contract balances
Trade receivables	211.0	259.5	84.0
Customer contract assets¹⁾	2.5	3.0	2.0
Customer contract liabilities²⁾	(3.4)	(0.9)	—
Total	210.1	261.6	86.0
¹⁾ Recognized in prepayments.
²⁾ Recognized in prepayments from customers.